BNY Mellon High Yield Municipal Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 1.1%
Collateralized Municipal-Backed Securities — 1.1%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	906,296	874,197
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A1	3.50	12/20/2035	1,894,650	1,779,329
				2,653,526
Total Bonds and Notes (cost $3,101,924)				2,653,526
Long-Term Municipal Investments — 105.0%
Alabama — 2.4%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,000,000	1,052,083
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,000,000	1,089,103
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000	1,379,635
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	1,018,303
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,090,507
				5,629,631
Alaska — 1.0%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000	2,285,079
Arizona — 8.4%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,000,000	995,009
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A(b)	4.00	7/15/2050	1,600,000	1,379,554
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,678,784
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	30,000
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	7.75	7/1/2050	2,725,000	81,750
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	1,000,000	1,089,245
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2053	1,000,000	1,082,764
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,474,822
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,000,000	1,007,747
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,600,000	1,605,205
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,250,000	2,369,488
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	700,000	706,677
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2054	1,000,000	1,005,652

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 105.0% (continued)
Arizona — 8.4% (continued)
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	1,003,851
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000	1,771,634
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS School Projects) Ser. A(b)	5.00	7/1/2046	2,250,000	2,252,372
				19,534,554
Arkansas — 1.2%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000	2,817,013
California — 6.0%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	10/1/2032	750,000	813,068
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,805,000	1,714,032
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	129,811
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A(b)	6.38	11/1/2043	2,000,000	2,003,054
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.25	12/1/2056	1,000,000	1,010,599
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(d)	0.00	6/1/2066	23,000,000	2,582,221
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000	1,568,351
Tender Option Bond Trust Receipts, (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	9.12	5/1/2044	4,000,000	4,145,907
				13,967,043
Colorado — 5.2%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	350,000	394,640
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000	1,527,347
Denver International Business Center Metropolitan District No.1, GO	6.00	12/1/2048	1,000,000	1,028,997
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,833,675
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000	1,429,104
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,742,679
Tender Option Bond Trust Receipts, (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	8.04	8/1/2044	2,200,000	2,551,880
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	640,000	550,762
				12,059,084
Connecticut — .6%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	1,500,000	1,519,669

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 105.0% (continued)
District of Columbia — 2.5%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000	1,935,971
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	4,090,000	3,900,803
				5,836,774
Florida — 4.3%
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1(b)	5.00	6/1/2048	1,500,000	1,409,264
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,280,000	2,201,545
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,000,000	1,027,788
Palm Beach County Health Facilities Authority, Revenue Bonds, (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000	1,164,563
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000	1,016,720
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000	2,015,329
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2041	500,000	440,481
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2046	1,000,000	833,297
				10,108,987
Georgia — 3.3%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,225,000	1,295,530
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,000,000	1,033,919
Tender Option Bond Trust Receipts, (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	6.43	7/1/2044	3,180,000	3,414,101
Tender Option Bond Trust Receipts, (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	8.25	1/1/2059	1,850,000	1,878,548
				7,622,098
Illinois — 8.0%
Chicago, GO, Ser. A	5.00	1/1/2045	1,000,000	1,027,912
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	700,000	725,915
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000	1,501,664
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000	1,000,715
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,017,940
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,024,098
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	515,770
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	1,145,000	1,243,189
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000	1,050,394
Chicago Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000	1,001,668
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	2,020,000	1,227,161

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 105.0% (continued)
Illinois — 8.0% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,101,634
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000	1,036,750
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000	975,189
Tender Option Bond Trust Receipts, (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	4.90	6/1/2048	1,625,000	1,583,341
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000	1,614,156
				18,647,496
Indiana — .7%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b)	7.00	3/1/2039	3,325,000	1,565,154
Iowa — .6%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	1,500,000	1,311,132
Kentucky — .4%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A(b)	4.70	1/1/2052	850,000	850,476
Louisiana — .7%
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.75	9/1/2064	1,480,000	1,628,247
Maryland — 1.1%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,375,000	2,485,130
Massachusetts — .8%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000	1,756,374
Michigan — 3.5%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,000,000	1,046,522
Detroit, GO, Ser. C	6.00	5/1/2043	500,000	570,829
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,250,000	1,326,490
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2039	1,100,000	1,234,892
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(d)	0.00	6/1/2058	114,680,000	3,889,498
				8,068,231
Missouri — 2.2%
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,011,549
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	1,018,073
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000	2,140,173
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	990,000	970,950
				5,140,745

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 105.0% (continued)
Nevada — 1.2%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	460,000	453,874
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	930,000	898,793
Reno, Revenue Bonds, Refunding, Ser. D(b),(d)	0.00	7/1/2058	13,000,000	1,420,186
				2,772,853
New Hampshire — .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	934,471
New Jersey — 1.3%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2039	825,000	831,041
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000	360,575
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,845,000	1,854,285
				3,045,901
New York — 7.7%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(d)	0.00	11/15/2042	10,815,000	4,833,139
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,000,000	1,949,525
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000	1,033,258
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000	2,000,035
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,039,254
Tender Option Bond Trust Receipts, (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	4.60	11/15/2047	3,000,000	2,969,388
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,508,731
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,700,000	1,726,591
				18,059,921
North Carolina — 1.9%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000	3,508,800
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000	989,627
				4,498,427
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000	3,530,664
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000	1,167,218
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,009,517

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 105.0% (continued)
Ohio — 3.4% (continued)
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,254,876
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000	1,022,253
				7,984,528
Oklahoma — 1.1%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,543,834
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,021,329
				2,565,163
Oregon — 1.0%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000	1,501,183
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	879,491
				2,380,674
Pennsylvania — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2042	1,500,000	1,506,127
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)(b)	5.13	3/1/2048	741,000	730,368
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000	1,012,303
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000	1,004,498
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000	1,349,949
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	2,270,000	2,072,470
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)(b)	3.25	8/1/2039	850,000	716,394
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadephia)	5.00	11/1/2033	1,000,000	1,004,066
				9,396,175
Rhode Island — .5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000	1,246,601
South Dakota — 1.0%
Tender Option Bond Trust Receipts, (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	10.19	7/1/2046	2,400,000	2,443,643
Texas — 11.5%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,220,000	1,220,408
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,108,604

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 105.0% (continued)
Texas — 11.5% (continued)
Brazos Higher Education Authority, Inc., Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000	1,246,807
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	1,500,000	1,516,869
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	2,000,000	2,026,840
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	975,538
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2049	1,250,000	1,254,225
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	1,000,000	1,082,679
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	1,300,000	1,315,059
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000	1,514,156
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	2,250,000	2,257,114
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	4.00	11/1/2049	1,250,000	1,148,118
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000	2,088,303
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)(b)	3.00	1/1/2050	1,750,000	1,272,899
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of The Incarnate Word)	4.00	4/1/2051	1,750,000	1,486,013
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,500,000	1,689,871
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.50	12/31/2058	2,000,000	2,178,797
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000	1,524,799
				26,907,099
U.S. Related — 4.1%
Puerto Rico, GO, Ser. A(d)	0.00	7/1/2033	373,154	258,582
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963	289,098
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638	257,969
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	223,696	219,738
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141	293,047
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	316,303	301,698
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	320,013	334,934
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783	341,099
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2033	4,031,000	2,879,026
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000	4,344,037
				9,519,228
Virginia — 2.6%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)(b)	5.00	7/1/2045	500,000	410,128

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 105.0% (continued)
Virginia — 2.6% (continued)
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A(b)	5.00	7/1/2045	1,000,000	820,256
Virginia Small Business Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)(a),(b)	5.00	7/1/2038	750,000	750,046
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	4,500,000	4,187,117
				6,167,547
Washington — 4.3%
Tender Option Bond Trust Receipts, (Series 2024-XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) (Insured; Assured Guaranty Municipal Corp.) Ser. 2024A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(e),(f)	10.85	7/1/2049	3,500,000	3,763,110
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	4,000,000	3,629,551
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2046	1,680,000	1,606,131
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,120,000	1,044,329
				10,043,121
Wisconsin — 6.1%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000	1,836,947
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)(b)	5.50	12/15/2028	1,000,000	1,003,471
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)(b)	5.00	4/1/2050	1,750,000	1,775,213
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)(b)	5.00	10/1/2043	2,000,000	2,016,497
Public Finance Authority, Revenue Bonds (Wonderful Foundation Charter) Ser. A1(b)	5.00	1/1/2055	2,000,000	1,999,916
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,192,742	1,271,694
Public Finance Authority, Revenue Bonds, Ser. A1(b)	5.00	1/1/2056	1,000,000	999,958
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods At Marylhurst Obligated Group)(b)	5.25	5/15/2037	625,000	635,030
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,599,382
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,187,693
				14,325,801
Total Long-Term Municipal Investments (cost $258,553,228)				245,124,070
Total Investments (cost $261,655,152)			106.1%	247,777,596
Liabilities, Less Cash and Receivables			(6.1)%	(14,294,997)
Net Assets			100.0%	233,482,599

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $66,812,148 or 28.6% of net assets.

(c)	Non-income producing—security in default.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to statement of investments.

Statement of Investments
BNY Mellon High Yield Municipal Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,653,526	—	2,653,526
Municipal Securities	—	245,124,070	—	245,124,070
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(15,325,000)	—	(15,325,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At November 30, 2024, accumulated net unrealized depreciation on investments was $13,877,556, consisting of $6,725,860 gross unrealized appreciation and $20,603,416 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.